Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Balances Due with Related Parties

During 2024, the Company had the following related party transactions:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$46,036	A company controlled by the spouse of the Company’s controlling shareholder	Operating lease payments.

As of December 31, 2024, the Company had the following balances due with related parties:

Name	Amount	Relationship	Note
Everbright Digital Global Limited	$50,000	Immediate holding company	Unsecured interest free current account receivable, repayable on demand

During 2023, the Company had the following related party transactions:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$46,036	A company controlled by the spouse of the Company’s controlling shareholder	Operating lease payments.

As of December 31, 2023, the Company had the following balances due with related parties:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$7,673	A company controlled by the spouse of the Company’s controlling shareholder	Rental deposits paid
Everbright Digital Global Limited	$50,000	Immediate holding company	Unsecured interest free current account receivable, repayable on demand
Wai Fung Investment International Group	$53,708	A partnership established by the Company’s controlling shareholder and his mother, an executive director of the Company	Unsecured interest free current account payable, repayable on demand